Investment Objectives and Goals - VanEck Space ETF	May 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Space ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	VanEck Space ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Space Index (the “Space Index” or the “Index”).